EARNINGS (LOSS) PER SHARE (Schedule of Basic Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EARNINGS (LOSS) PER SHARE [Abstract]
Net income (loss)	$ 11,395	$ 4,782	$ (864)
Amount allocated to participating preferred shareholders	(6,439)	(3,798)
Net income (loss) applicable to ordinary shareholders - basic	$ 4,956	$ 984	$ (864)
Weighted average ordinary shares outstanding	7,544,387	2,996,624	2,965,481
Basic earnings (loss) per share	$ 0.66	$ 0.33	$ (0.29)